EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 16.1%
Argentina: 0.7%
YPF SA Reg S
7.00%, 12/15/47 USD 468 $ 411,102
Underline
Bahrain: 0.9%
CBB International Sukuk
Programme Co. WLL 144A
5.88%, 06/05/32 USD 561 563,577
Underline
Cayman Islands: 1.0%
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 593 586,427
Underline
China: 2.1%
Fortune Star BVI Ltd. Reg S
5.05%, 01/27/27 USD 292 277,970
NWD MTN Ltd. Reg S
4.12%, 07/18/29 USD 890 526,012
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.98%, 11/09/27 USD 654 458,717
1,262,699
Colombia: 1.9%
Ecopetrol SA
8.38%, 01/19/36 USD 464 452,389
8.88%, 01/13/33 USD 693 715,677
1,168,066
Guyana: 0.3%
Secure International Finance
Co., Inc. 144A
10.00%, 06/03/29 ∞ USD 195 195,975
Underline
Indonesia: 0.4%
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 243 244,704
Underline
Luxembourg: 2.3%
3R Lux SARL Reg S
9.75%, 02/05/31 USD 399 416,745
Ambipar Lux Sarl 144A
10.88%, 02/05/33 † USD 321 329,266
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 USD 341 326,081
Puma International
Financing SA 144A
7.75%, 04/25/29 USD 296 299,202
1,371,294
Mexico: 2.9%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 380 3,325
Petroleos Mexicanos
7.69%, 01/23/50 USD 2,347 1,762,005
1,765,330
Nigeria: 0.9%
SEPLAT Energy Plc 144A
9.12%, 03/21/30 USD 578 576,908
Underline
Par
(000’s) Value
Oman: 0.4%
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 217 $ 221,613
Underline
Panama: 0.6%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 413 369,344
Underline
Paraguay: 0.5%
Frigorifico Concepcion SA
Reg S
7.70%, 07/21/28 † USD 368 278,866
Underline
Peru: 1.0%
Petroleos del Peru SA Reg S
4.75%, 06/19/32 USD 803 603,950
Underline
United Kingdom: 0.2%
HTA Group Ltd. 144A
7.50%, 06/04/29 † USD 104 105,698
Underline
Total Corporate Bonds
(Cost: $9,832,188) 9,725,553
GOVERNMENT OBLIGATIONS: 79.9%
Bahamas: 0.7%
Bahamas Government
International Bond Reg S
6.00%, 11/21/28 USD 472 453,710
Underline
Benin: 0.1%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 39 36,509
Underline
Brazil: 3.2%
Brazilian Government
International Bond
3.75%, 09/12/31 USD 1,330 1,188,679
6.00%, 10/20/33 USD 736 717,582
1,906,261
Cameroon: 0.3%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 168 168,598
Underline
Chile: 4.1%
Bonos de la Tesoreria de la
Republica de Chile 144A
Reg S
4.70%, 09/01/30 CLP 1,540,000 1,543,939
5.00%, 10/01/28 CLP 285,000 295,038
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
6.00%, 04/01/33 CLP 575,000 613,096
2,452,073
China: 0.2%
Asian Infrastructure
Investment Bank Reg S
4.25%, 01/27/27 PHP 8,000 137,552
Underline

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
Colombia: 2.8%
Colombian TES
11.50%, 07/25/46 COP 7,904,000 $ 1,677,529
Underline
Costa Rica: 0.5%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 160 162,190
7.00%, 04/04/44 USD 127 129,209
291,399
Czech Republic: 2.8%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 25,090 921,262
4.90%, 04/14/34 CZK 4,350 198,682
6.00%, 02/26/26 CZK 1,600 70,926
Czech Republic Government
Bond Reg S
2.40%, 09/17/25 CZK 11,850 510,846
1,701,716
Democratic Republic of the Congo: 2.2%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 1,511 1,307,802
Underline
Dominican Republic: 0.5%
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 USD 290 289,217
Underline
El Salvador: 0.0%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 377 8,943
Underline
Gabon: 1.1%
Gabon Government
International Bond 144A
7.00%, 11/24/31 USD 103 80,655
REPUBLIC OF GABON Reg S
7.00%, 11/24/31 USD 775 606,967
687,622
Guatemala: 0.3%
Guatemala Government
Bond Reg S
4.65%, 10/07/41 USD 212 166,075
Underline
Honduras: 0.2%
Honduras Government
International Bond Reg S
6.25%, 01/19/27 USD 99 97,829
Underline
Hungary: 2.6%
Hungary Government Bond
3.00%, 08/21/30 HUF 165,000 367,541
4.75%, 11/24/32 HUF 177,930 415,081
9.50%, 10/21/26 HUF 291,170 816,363
1,598,985
Indonesia: 7.9%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 14,204,000 825,839
6.50%, 07/15/30 IDR 17,818,000 1,063,399
6.62%, 02/15/34 IDR 13,502,000 790,897
Par
(000’s) Value
Indonesia (continued)
6.75%, 07/15/35 IDR 31,708,000 $ 1,869,585
7.00%, 09/15/30 IDR 3,501,000 212,225
4,761,945
Ivory Coast: 0.6%
Ivory Coast Government
International Bond 144A
8.07%, 04/01/36 USD 311 298,492
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 72 68,475
366,967
Jamaica: 0.2%
Jamaica Government
International Bond
7.62%, 07/09/25 USD 122 123,037
Underline
Kazakhstan: 1.8%
Kazakhstan Government
Bond - MEOKAM
13.90%, 09/16/26 KZT 572,779 1,112,976
Underline
Malaysia: 4.5%
Malaysia Government Bond
2.63%, 04/15/31 MYR 6,458 1,373,053
4.05%, 04/18/39 MYR 5,942 1,359,708
2,732,761
Mexico: 6.5%
Mexican Bonos
7.75%, 11/13/42 MXN 8,720 350,611
8.00%, 11/07/47 MXN 49,740 2,014,393
8.00%, 07/31/53 MXN 38,340 1,534,910
3,899,914
Morocco: 0.6%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 400 388,659
Underline
Oman: 0.4%
Oman Government
International Bond 144A
6.75%, 01/17/48 † USD 209 216,351
Underline
Papua New Guinea: 0.4%
Papua New Guinea
Government International
Bond Reg S
8.38%, 10/04/28 USD 247 246,680
Underline
Peru: 2.5%
Peru Government Bond
144A Reg S
7.60%, 08/12/39 PEN 5,342 1,502,820
Underline
Philippines: 2.7%
Philippine Government
International Bond
4.20%, 03/29/47 USD 159 132,565
6.25%, 01/14/36 PHP 86,289 1,492,155
1,624,720
Poland: 4.6%
Republic of Poland
Government Bond

Par
(000’s) Value
Poland (continued)
5.00%, 10/25/34 PLN 2,604 $ 637,332
6.00%, 10/25/33 PLN 7,977 2,106,741
2,744,073
Romania: 1.9%
Romanian Government
International Bond Reg S
4.00%, 02/14/51 USD 1,838 1,129,358
Underline
Saudi Arabia: 4.2%
Saudi Government
International Bond Reg S
3.75%, 01/21/55 USD 3,698 2,523,885
Underline
Senegal: 0.1%
Senegal Government
International Bond 144A
6.25%, 05/23/33 USD 90 67,351
Underline
Singapore: 0.3%
Singapore Government
Bond
3.38%, 09/01/33 SGD 216 169,499
Underline
South Africa: 2.5%
Republic of South Africa
Government International
Bond Reg S
7.10%, 11/19/36 USD 1,530 1,485,203
Underline
South Korea: 0.9%
Korea Treasury Bond
4.12%, 12/10/33 KRW 700,000 527,864
Underline
Sri Lanka: 2.0%
Sri Lanka Government
International Bond 144A
3.10%, 01/15/30 (s) † USD 296 262,662
3.35%, 03/15/33 (s) USD 200 157,763
3.60%, 06/15/35 (s) USD 391 267,152
3.60%, 05/15/36 (s) USD 272 212,915
3.60%, 02/15/38 (s) USD 378 298,739
1,199,231
Thailand: 1.4%
Thailand Government Bond
1.58%, 12/17/35 THB 27,452 778,501
3.39%, 06/17/37 THB 2,410 80,534
859,035
Tunisia: 1.0%
Tunisian Republic
3.28%, 08/09/27 JPY 100,000 599,028
Underline
Turkey: 4.3%
Turkiye Government Bond
27.70%, 09/27/34 TRY 22,425 529,833
30.00%, 09/12/29 TRY 28,350 659,324
31.08%, 11/08/28 TRY 36,752 884,345
32.60%, 02/10/27 TRY 23,329 546,534
2,620,036
Uganda: 1.7%
Republic of Uganda
Government Bonds
14.25%, 06/22/34 UGX 3,271,700 795,368
Par
(000’s) Value
Uganda (continued)
14.38%, 02/03/33 UGX 1,050,000 $ 260,024
1,055,392
United Arab Emirates: 1.4%
UAE International
Government Bond Reg S
2.00%, 10/19/31 USD 981 848,075
Underline
Uruguay: 1.2%
Uruguay Government
International Bond
9.75%, 07/20/33 UYU 15,386 370,184
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 15,895 368,702
738,886
Uzbekistan: 0.3%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 189 158,276
Underline
Zambia: 2.4%
Zambia Government Bond
13.00%, 12/17/28 ZMW 8,500 260,760
13.00%, 01/25/31 ZMW 33,644 945,450
13.00%, 12/27/31 ZMW 890 24,238
13.00%, 03/23/32 ZMW 7,500 202,378
1,432,826
Total Government Obligations
(Cost: $48,607,647) 48,116,668
Number
of Shares
MONEY MARKET FUND: 2.5%
(Cost: $1,481,672)
Invesco Treasury Portfolio -
Institutional Class 1,481,672 1,481,672
Underline
Total Investments Before Collateral for
Securities Loaned: 98.5%
(Cost: $59,921,507) 59,323,893
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.6%
Money Market Fund: 1.6%
(Cost: $970,244)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 970,244 970,244
Total Investments: 100.1%
(Cost: $60,891,751) 60,294,137
Liabilities in excess of other assets: (0.1)% (31,193)
NET ASSETS: 100.0% $ 60,262,944

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Definitions:
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UGX Ugandan Shilling
UYU Uruguayan Peso
ZMW Zambian Kwacha
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is $1,128,871.
* Non-income producing
(d) Security in default
(s) The rate shown reflects the rate in effect at March 31, 2025. Coupon adjusts periodically based upon a predetermined schedule
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $8,480,745, or 14.1% of net assets.